Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation and certain financial performance of our Company for each of the last three completed fiscal years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have previously been reported in the Summary Compensation Table in previous years, as the SEC’s calculation method for this section differs from those required in the Summary Compensation Table.
Pay Versus Performance Table
The table below presents information on the compensation of our named executive officers in comparison to certain performance metrics for 2025 and 2024. The metrics are not those that the Compensation Committee of our Board uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table total values for the applicable years.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (4)	Average Compensation Actually Paid to non- PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (6)	Net Income (7)
2025	$606,962	$543,665	$730,100	$571,101	$49.71	$(6,656,691)
2024	$410,350	$373,799	$1,084,682	$806,378	$57.67	$(4,770,082)
2023	$409,900	$166,955	$890,931	$842,291	$68.45	$2,197,551

(1)	Data presented for our last three fiscal years in compliance with Item 402(v)(8).
(2)	Represents total compensation to Jeffrey Eberwein, who served as our Chief Executive Officer during 2025, 2024, and 2023.
(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Eberwein, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do

not reflect the actual average amount of compensation earned by or paid to Mr. Eberwein during the applicable year. The following adjustments were made to Mr. Eberwein’s total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

	Adjustment to Determine CAP for PEO
Fiscal Year	2023	2024	2025
Average Total from Summary Compensation Table	$409,900	$410,350	$606,962
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$—	$—	$(268,380)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$—	$—	$227,363
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(106,957)	$(4,990)	$(17,384)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(135,988)	$(31,561)	$(4,896)
Compensation Actually Paid	$166,955	$373,799	$543,665

(4)
Represents the total compensation to Jake Zabkowicz, Chief Executive Officer of Hudson Talent Solutions, Matt Diamond, Chief Accounting Officer of the Company, and Richard Coleman, who following the Merger, serves as our Chief Operating Officer of the Company.

(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Zabkowicz and Mr. Diamond in 2023 and 2024, and Mr. Zabkowicz, Mr. Diamond, and Mr. Coleman in 2025 as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Zabkowicz, Mr. Diamond, and/or Mr. Coleman during the applicable year. The following adjustments were made to the non-PEO
NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

	Adjustments to Determine CAP for non-PEO NEO
Fiscal Year	2023	2024	2025
Average Total from Summary Compensation Table	$890,931	$1,084,682	$730,100
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(500,007)	$(1,100,011)	$(765,021)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$504,238	$1,000,452	$840,386
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(29,096)	$(109,673)	$(145,071)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(23,775)	$(69,072)	$(89,293)
Compensation Actually Paid	$842,291	$806,378	$571,101

(6)
As we have not paid Company Common Stock dividends, cumulative TSR is calculated by dividing $100 by the last closing price in 2022 to obtain a number of shares, and multiplying that number of shares by the closing price on the last trading day of the relevant measurement period.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(2)	Represents total compensation to Jeffrey Eberwein, who served as our Chief Executive Officer during 2025, 2024, and 2023.

PEO Total Compensation Amount	$ 606,962	$ 410,350	$ 409,900
PEO Actually Paid Compensation Amount	$ 543,665	373,799	166,955
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Eberwein, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do

not reflect the actual average amount of compensation earned by or paid to Mr. Eberwein during the applicable year. The following adjustments were made to Mr. Eberwein’s total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

	Adjustment to Determine CAP for PEO
Fiscal Year	2023	2024	2025
Average Total from Summary Compensation Table	$409,900	$410,350	$606,962
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$—	$—	$(268,380)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$—	$—	$227,363
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(106,957)	$(4,990)	$(17,384)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(135,988)	$(31,561)	$(4,896)
Compensation Actually Paid	$166,955	$373,799	$543,665

Non-PEO NEO Average Total Compensation Amount	$ 730,100	1,084,682	890,931
Non-PEO NEO Average Compensation Actually Paid Amount	$ 571,101	806,378	842,291
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Zabkowicz and Mr. Diamond in 2023 and 2024, and Mr. Zabkowicz, Mr. Diamond, and Mr. Coleman in 2025 as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Zabkowicz, Mr. Diamond, and/or Mr. Coleman during the applicable year. The following adjustments were made to the non-PEO
NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

	Adjustments to Determine CAP for non-PEO NEO
Fiscal Year	2023	2024	2025
Average Total from Summary Compensation Table	$890,931	$1,084,682	$730,100
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(500,007)	$(1,100,011)	$(765,021)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$504,238	$1,000,452	$840,386
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(29,096)	$(109,673)	$(145,071)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(23,775)	$(69,072)	$(89,293)
Compensation Actually Paid	$842,291	$806,378	$571,101

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between compensation actually paid to the PEO and the NEOs, compared to our cumulative TSR for each the years presented:
Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between compensation actually paid to the PEO and the NEOs, compared to our net income reported in our most recent
10-K
filings for each of the years presented:

Total Shareholder Return Amount	$ 49.71	57.67	68.45
Net Income (Loss)	$ (6,656,691)	(4,770,082)	2,197,551
PEO Name	Jeffrey Eberwein
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (268,380)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,363
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,384)	(4,990)	(106,957)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,896)	(31,561)	(135,988)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(765,021)	(1,100,011)	(500,007)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	840,386	1,000,452	504,238
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,071)	(109,673)	(29,096)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (89,293)	$ (69,072)	$ (23,775)